LAND USE RIGHTS (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
LAND USE RIGHTS
Land use rights	$ 195,460	¥ 1,361,969	¥ 1,361,969
Less: accumulated amortization	(9,716)	(67,702)	(54,082)
Land use rights, net	$ 185,744	¥ 1,294,267	¥ 1,307,887